Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 88,393	$ 108,598
Cash outflow for leases	19,400	20,700
Lease obligations	$ 89,002	$ 99,108
Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	10 years
Top of Range
Disclosure Of Leases [Line Items]
Lease term	20 years
Properties | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	1 year
Properties | Top of Range
Disclosure Of Leases [Line Items]
Lease term	15 years
Production Equipment
Disclosure Of Leases [Line Items]
Shorter lease term period	12
Production Equipment | Ma’anshan
Disclosure Of Leases [Line Items]
Lease term	6 years
Lease obligations	$ 3,600
Production Equipment | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	1 year
Production Equipment | Top of Range
Disclosure Of Leases [Line Items]
Lease term	5 years
R&D Premises | Lund, Sweden
Disclosure Of Leases [Line Items]
Lease term	15 years
Additions to right-of-use assets	$ 7,700
Headquarters Office | Malmo, Sweden
Disclosure Of Leases [Line Items]
Lease term	5 years
Additions to right-of-use assets	$ 5,200